STAFF COSTS	12 Months Ended
Dec. 31, 2019
STAFF COSTS
STAFF COSTS

NOTE 3 – STAFF COSTS

USDm	2019	2018	2017
Total staff costs
Staff costs included in operating expenses	8.1	9.3	9.2
Staff costs included in administrative expenses	37.7	36.9	34.6
Total	45.8	46.2	43.8

Staff costs comprise the following
Wages and salaries	37.2	38.1	36.4
Share-based compensation	1.9	2.1	1.9
Pension costs	3.5	3.3	3.1
Other social security costs	0.9	0.6	0.3
Other staff costs	2.3	2.1	2.1
Total	45.8	46.2	43.8

Average number of permanent employees
Seafarers	107.6	111.7	130.6
Land-based	313.5	302.2	286.6
Total	421.1	413.9	417.2

Employee information

The majority of the staff on vessels are not employed by TORM. Staff costs included in operating expenses relate to the 108 seafarers (2018: 112, 2017: 131).

The average number of employees is calculated as a full-time equivalent (FTE).

The Executive Director is, in the event of termination by the Company, entitled to a severance payment of up to 12 months’ salary.

USD ‘000	2019	2018	2016
Non-Executive Board and Committee Remuneration, short term
Christopher H. Boehringer	252	276	290
David Weinstein	198	182	174
Torben Janholt	170	171	174
Göran Trapp	170	171	174
Total	790	800	812

Executive Management

USD ‘000	Salary	Taxable benefits	Annual perfor-mance bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2017, TORM A/S1)	923	42	580	1,545
2017, TORM plc1)	81	—	—	81
2018, TORM A/S1)	983	44	425	1,452
2018, TORM plc1)	80	—	—	80
2019, TORM A/S1)	962	41	1,126	2,129
2019, TORM plc1)	79	—	—	79

1)    Paid by legal entity as noted.

Key management personnel consists of the Board of Directors and the Executive Director.

Senior Management Team

The aggregate compensation paid by the Group to the other members of the Senior Management Team (excluding Mr. Meldgaard) was USD 1,736,750 (2018: USD 2,186,679, 2017: USD 1,987,726), which includes an aggregate of USD 115,880 (2018: USD 125,959, 2017: USD 112,236) allocated for pensions for these individuals.

Long-Term Incentive Plan - RSUs granted in 2019:

		Exercise price	RSU grant value assuming 100%
	RSU LTIP grant 1)	per share	vesting
LTIP element of Jacob Meldgaard’s remuneration package 2018:
Jacob Meldgaard	766,035	DKK 53.7	USD 0.9m

1)    The LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018. Therefore there is no minimum or maximum for 2018.

TORM operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of shares is recognized as expense and allocated over the vesting period. Employment in TORM throughout the period is in most cases a prerequisite for upholding the full vesting rights in the RSU program. For good leavers subject to the Danish Stock Options Act, the RSU’s will vest in accordance with the vesting schedule, but for all other leavers, all unvested RSU’s shall be immediately forfeited for no consideration. Options are granted under the plan for no consideration and carry no dividend or voting rights.

In accordance with its Remuneration Policy, TORM has granted the CEO a number of Restricted Share Units (RSUs), which was communicated in company announcement no. 2 dated 18 January 2016. A further communication, announcement no. 10 issued on 25 April 2018, detailed changes to the grant of RSUs, as agreed to at the AGM on 12 April 2018. There are no performance conditions associated with this grant of RSUs.

The original RSUs granted to the CEO in 2016 amounted to 1,276,725 and vested over a five-year period, with one fifth of the grant amount vesting at each anniversary during the five-year period. The exercise price for the 2016 RSUs was DKK 96.3. As of 1 January 2017, one fifth of the original grant, amounting to 255,345, vested with an exercise period ending 31 December 2017. None of these RSUs were exercised. As of 1 January 2018, one fifth of the original grant, amounting to 255,345, vested with an exercise period ending 31 December 2018. None of these RSUs were exercised.

As detailed in announcement no. 10 issued on 25 April 2018, the CEO was granted a total of 766,035 RSUs with effect as of 1 January 2018, which will vest in equal installments over the next three years. The RSU grant corresponds to the unvested portion (60%) of the CEO’s original five-year grant from 2016. It has been agreed that the CEO will not exercise the original RSUs. The exercise price for each RSU is DKK 53.7, corresponding to the average price of TORM shares during 90 calendar days preceding the approval at TORM plc’s AGM on 12 April 2018 plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date. As of 1 January 2019, one fifth of the grant, amounting to 255,345, vested with an exercise period ending 31 December 2019. These RSUs, amounting to one third of the re-grant issued on 25 April 2018, were exercised. In November 2019, 255,345 RSUs were exercised by Executive Director Mr. Jacob Meldgaard.

The total value of the RSU allocation is calculated based on the Black-Scholes model and is included in the overall cost estimate for the Company’s Long-Term Incentive Program (LTIP) (cf. company announcements dated 18 January and 8 March 2016 and 25 April 2018).

The value of the 2018 grant, USD 0.9m, is estimated taking into account that the CEO as part of the grant will not exercise the unvested portion of the 2016 grant. The valuation is based on the Black-Scholes model with an exercise price of DKK/share 53.7, a market value of one TORM A-share of DKK 49.5 (the closing price per A-share at the time of allocation and assuming 100% vesting).

The single figure remuneration table for the CEO does not include any amounts in relation to the RSU awards since, as of the date each tranche vested, the Company's share price was less than the exercise price.

In December 2019, the CEO was informed that he would receive two additional tranches of 255,200 RSUs in 2021 and 2022 respectively. The first would vest in equal installments over three years beginning 1 January 2022. The second would vest in equal installments over three years beginning 1 January 2023. The strike price for each tranche will be determined as the average of 90 days before publication of the TORM plc Annual Report plus a 15% premium. The first tranche will be based on the publication of the Annual Report 2020 and the second tranche on the publication of the Annual Report 2021. The exercise period for vested RSUs will be 360 days.

Long-term employee benefit obligations

The obligation comprises an obligation under the incentive programs to deliver Restricted Share Units in TORM plc at a determinable price to the entity’s key personnel. The RSUs granted entitle the holder to acquire one TORM A-share.

The program was established during the year and comprises the following number of shares in TORM plc:

Number of shares (1,000)	2019	2018	2017
Outstanding as of 1 January	2,719.1	2,611.2	1,999.8
Granted during the period	1,001.1	907.3	866.6
Exercised during the period	(529.4)	—	—
Expired during the period	(785.3)	(764.0)	(233.9)
Forfeited during the period	(177.2)	(35.4)	(21.3)
Outstanding as of 31 December	2,228.3	2,719.1	2,611.2

Exercisable as of 31 December	—	255.3	255.3

In 2017, the Board agreed to grant a total of 866.6 RSUs to other management. The RSUs to other management were subject to a three-year vesting period, with one third of the grant amount vesting at each anniversary date beginning on 1 January, 2018. The exercise price of each vested RSU is following certain adjustments for dividends at DKK 93.6 and an exercise period of six months.

In 2018, the Board agreed to grant a total of 944,468 RSU’s to other management. The vesting period of the program is three years for key employees and three years for the Executive Director. The exercise price is set to DKK 53.7. The exercise period is 12 months after the vesting date for key employees and 12 months after the vesting date for the Executive Director. The fair value of the options granted in 2018 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2018 is 1.1 years (2017: 1.3 years).

In 2019, the Board agreed to grant a total of 1,001,100 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set to DKK 53.7. The exercise period is 12 months after the vesting date. The fair value of the options granted in 2019 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2019 is 1.5 years.